COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 16, 2022	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2022
Guarantor Obligations [Line Items]
Amount of claim, including interest, penalties and legal fees				$ 6,879
Principal Amount of Claim				767
Aggregate amount of guarantees				91,012
Restricted cash collateral				1,205
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees				$ 87,851
Aggregate amount		$ 154,000
Arbitration award amount	$ 15,000		$ 14,000